Employee Retirement and Severance Benefits (Estimated Future Benefit Payments) (Detail) ¥ in Millions	Dec. 31, 2016 JPY (¥)
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Year ending December 31, 2017	¥ 30,021
Year ending December 31, 2018	32,431
Year ending December 31, 2019	33,936
Year ending December 31, 2020	34,833
Year ending December 31, 2021	36,715
Year ending December 31, 2022 - 2026	203,010
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Year ending December 31, 2017	9,549
Year ending December 31, 2018	9,920
Year ending December 31, 2019	10,070
Year ending December 31, 2020	10,460
Year ending December 31, 2021	10,905
Year ending December 31, 2022 - 2026	¥ 61,681